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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


             Pioneer Strategic Income VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

PIONEER STRATEGIC INCOME VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT
JUNE 30, 2003

PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Strategic Income VCT Portfolio

   Portfolio and Performance Update                                     2

   Portfolio Management Discussion                                      3

   Schedule of Investments                                              4

   Financial Statements                                                13

   Notes to Financial Statements                                       17

PIONEER STRATEGIC INCOME VCT PORTFOLIO        PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

PORTFOLIO DIVERSIFICATION
(As a percentage of total investment portfolio)

Corporate Bonds                               51.50%
Foreign Government Bonds                      15.00%
Convertible Corporate Bonds                   14.10%
U.S. Government Agency Obligations            11.30%
Municipal Bonds                                2.70%
Temporary Cash Investment                      2.50%
Asset-Backed Securities                        1.50%
Supranational Bonds                            0.80%
Sovereign Issues                               0.60%

[CHART]

QUALITY DISTRIBUTION
(As a percentage of debt holdings)

0-1 years               1.40%
1-3 years              18.80%
3-4 years              19.90%
4-6 years              31.60%
6-8 years              20.00%
8+ years                8.30%

FIVE LARGEST HOLDINGS
(As a percentage of debt holdings)

  1. Government of France, 3.0%, 7/25/09                   2.43%
  2. Government of Canada, 5.25%, 6/1/12                   1.98
  3. Government of Canada, 6.0%, 6/1/11                    1.80
  4. U.S. Treasury Notes, 3.5%, 1/15/11                    1.74
  5. Government of Sweden I/L, 3.5%, 12/1/15               1.53

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS--CLASS II SHARES

                                                  6/30/03         5/1/03
Net Asset Value per Share                        $  10.69        $ 10.41

DISTRIBUTIONS PER SHARE                              SHORT-TERM        LONG-TERM
(5/1/03 - 6/30/03)                    DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                      $  0.1087        $    -            $    -

PERFORMANCE OF A $10,000 INVESTMENT--CLASS II SHARES

The following chart shows the change in value of an investment made in PIONEER STRATEGIC INCOME VCT PORTFOLIO at net asset value, compared to that of the Lehman Brothers U.S. Universal Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

                           PIONEER STRATEGIC           LEHMAN BROTHERS
                           INCOME VCT PORTFOLIO*       U.S. UNIVERSAL INDEX+
7/31/1999                  $   10,000                  $  10,000
12/31/1999                 $   10,060                  $  10,136
                           $   10,488                  $  11,234
12/31/2001                 $   11,184                  $  12,144
                           $   12,352                  $  13,338
6/30/2003                  $   14,204                  $  13,999

+ Index comparison begins July 31, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded from the Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

CUMULATIVE TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                    9.37%
1 Year                          21.46%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 5/1/03 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Healthy returns in most of the sectors the Portfolio invested in led to exceptionally strong performance by Pioneer Strategic Income VCT Portfolio during the six months ended June 30, 2003. In the following interview, Kenneth
J. Taubes discusses the factors that influenced the Portfolio's performance during the period. Mr. Taubes, head of Pioneer's fixed income group, oversees the team responsible for the daily management of the Portfolio.

Q: HOW DID THE PORTFOLIO PERFORM DURING THE SIX MONTHS ENDED JUNE 30, 2003?

A: Performance was excellent. During the six-month period, the Portfolio's Class
   II shares had a total return of 15.00% at net asset value, while the Lehman Brothers U.S. Universal Bond Index returned 4.95%.

   While these returns showed the value of diversification and good security selection, it is important also to note that they occurred during an unusual period in which virtually all classes of bonds in which we invest posted strong performance. The Portfolio's most recent returns may not be sustainable in the future.

Q: WHAT WERE THE PRINCIPAL FACTORS THAT INFLUENCED PERFORMANCE?

A: The Portfolio was ideally positioned to benefit from the strong recoveries in domestic investment-grade and high-yield corporate bonds as well as by the vigorous performance of foreign bonds in both developed and emerging markets.

   In the United States, the investment environment for corporate securities - in which the Portfolio was heavily invested - improved significantly. While falling interest rates tended to support the performance of bonds in general, corporates also benefited from a change in attitudes about the economy and the prospects for an economic recovery. Influenced by declining default rates, investors began to see less risk in corporate debt. In addition, they correctly anticipated that the Federal Reserve would make further cuts in short-term rates, easing the flow of money into the economy. Moreover, evidence began accumulating that the business sector had begun to stabilize. Many corporations had cut their overhead expenses, repaired their balance sheets and refinanced their debt to take advantage of lower interest rates. The weakening of the U.S. dollar on international currency exchanges also tended to help corporations, especially those selling products overseas and those competing domestically against imported goods. Lower-rated corporate bonds, which had performed poorly during the previous two years, had the strongest performance. The Merrill Lynch High Yield Master Index, for example, rose by more than 17% during the six months, while the Merrill Lynch Investment Grade Corporate Index delivered a total return of about 7.5%. By comparison, the 30-year Treasury returned 5.80%, and the five-year Treasury had a return of 3.5%.

   At the end of the fiscal period on June 30, 2003, 46% of Portfolio assets were invested in domestic high-yield bonds, and another 14% were invested in investment-grade corporates.

   Emerging market debt performed as well as domestic high-yield bonds, also contributing to the performance of the Portfolio, which had 14% of assets invested in high-yielding, emerging market debt on June 30, 2003. Many developing nations appeared to stabilize during the period, while their economies benefited from rising prices of commodities such as oil and copper.

   Both emerging market bonds and investment-grade foreign bonds gained as the U.S. dollar declined against most foreign currencies during the period. The Portfolio's holdings in securities denominated in the euro, the Canadian and Australian dollars and the Danish and Swedish kroners also did exceptionally well. On June 30, 2003, 18% of Portfolio assets were invested in international investment-grade debt.

Q: WHY DID THE U.S. DOLLAR CONTINUE TO WEAKEN?

A: A significant change has taken place in the way in which the United States finances its current account and trade deficits with foreign countries. Foreign investors attracted to appreciating U.S. stock prices were responsible for financing a major portion of the deficit during the bull market of the 1990s. However, when U.S. stock prices started to fall, foreign investors looked for alternatives. Fixed-income assets became more attractive than equities, and investors focused on the differences in the yields of different types of securities. Markets in countries such as Australia and Canada offered these investors significantly higher yields than were available in the United States, where money market yields were falling to 40-year lows. As private money migrated out of the United States in search of the best available yields, the value of the U.S. currency continued to fall.

Q: WHAT INDIVIDUAL INVESTMENTS HAD THE MOST INFLUENCE ON PORTFOLIO PERFORMANCE?

A: We had strong performance from several telecommunications company bonds as the industry started to recover from its brutal slump. Bonds of Rogers Cantel, a Canadian wireless company, appreciated, as did the securities of CMS Panhandle, a pipeline company whose bonds were upgraded from high yield to investment grade following a merger announcement. Other individual holdings that supported performance included bonds of Affymetrix, a biotechnology company that produces DNA chip sets that help researchers analyze genetic information, and Veeco Instruments, which produces equipment used in the production of semiconductors.

Q: WHAT IS YOUR INVESTMENT OUTLOOK?

A: The performance of the past six months has been extraordinarily good and is not likely to be repeated. The U.S. dollar may start stabilizing against foreign currencies, while the performance of domestic, high-yield securities may level off. There, total return may more closely resemble underlying bond yields. In addition, interest rates may be close to their lows, with the possibility that rates may begin to rise once the economy picks up, undermining the performance of high-grade bonds in particular.

   In the absence of any unanticipated events, we think that the domestic economy should strengthen as the effects of the tax cuts and monetary stimulus take hold. Corporate bonds should continue to outperform government securities. We intend to keep emphasizing corporate debt, while reducing our exposure to the possibility of rising interest rates by shortening maturities.

   THE PRECEEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

International investing may involve special risks, including differences in accounting and currency as well as economic and political instability.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 CONVERTIBLE CORPORATE BONDS - 14.1%

                                 MATERIALS - 0.6%
                                 DIVERSIFIED METALS & MINING - 0.6%
$     118,000   BBB-/Baa3        Inco Ltd., 7.75%, 3/15/16                                               $   119,180
                                                                                                         -----------
                                 TOTAL MATERIALS                                                         $   119,180
                                                                                                         -----------

                                 AUTOMOBILES & COMPONENTS - 0.6%
                                 AUTO PARTS & EQUIPMENT - 0.6%
      115,000   B/B3             Tower Automotive Inc., 5.0%, 8/1/04                                     $   110,975
                                                                                                         -----------
                                 TOTAL AUTOMOBILES & COMPONENTS                                          $   110,975
                                                                                                         -----------

                                 CONSUMER DURABLES & APPAREL - 0.9%
                                 LEISURE PRODUCTS - 0.9%
      200,000   BBB-/NR          Aristocrat Leisure, Ltd., 5.0%, 5/31/06                                 $   176,050
                                                                                                         -----------
                                 TOTAL CONSUMER DURABLES & APPAREL                                       $   176,050
                                                                                                         -----------

                                 FOOD, BEVERAGE & TOBACCO - 0.8%
                                 AGRICULTURAL PRODUCTS - 0.8%
      130,000   NR/NR            Royal Numico NV, 1.5%, 9/22/04                                          $   160,028
                                                                                                         -----------
                                 TOTAL FOOD, BEVERAGE & TOBACCO                                          $   160,028
                                                                                                         -----------

                                 PHARMACEUTICALS & BIOTECHNOLOGY - 3.3%
                                 BIOTECHNOLOGY - 3.3%
      175,000   NR/NR            Affymetrix Inc., 5.0%, 10/1/06                                          $   174,125
      150,000   NR/NR            CV Therapeutics, 4.75%, 3/7/07                                              141,750
       90,000   CCC/NR           Human Genome, 3.75%, 3/15/07                                                 74,250
      100,000   NR/NR            Invitrogen Corp., 2.25%, 12/15/06                                            92,500
      170,000   NR/NR            Vertex Pharmaceuticals Inc., 5.0%, 9/19/07                                  142,163
                                                                                                         -----------
                                 TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                   $   624,788
                                                                                                         -----------

                                 SOFTWARE & SERVICES - 0.8%
                                 DATA PROCESSING & OUTSOURCED SERVICES - 0.8%
      160,000   NR/NR            Checkfree Holdings Corp., 6.5%, 12/1/06                                 $   162,800
                                                                                                         -----------
                                 TOTAL SOFTWARE & SERVICES                                               $   162,800
                                                                                                         -----------

                                 TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
                                 COMMUNICATIONS EQUIPMENT - 0.5%
      110,000   B+/Ba3           Commscope Inc., 4.0%, 12/15/06                                          $    99,550
                                                                                                         -----------

                                 COMPUTER STORAGE & PERIPHERALS - 0.6%
      110,000   B+/B2            Quantum Corp., 7.0%, 8/1/04                                             $   110,825
                                                                                                         -----------

                                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.9%
      185,000   NR/NR            Veeco Instruments, 4.125%, 12/21/08                                     $   169,275
                                                                                                         -----------

                                 ELECTRONIC MANUFACTURING SERVICES - 0.7%
      150,000   B+/Ba3           SCI Systems Inc., 3.0%, 3/15/07                                         $   131,625
                                                                                                         -----------
                                 TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                   $   511,275
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 SEMICONDUCTORS - 4.4%
                                 SEMICONDUCTOR EQUIPMENT - 3.6%
$     175,000   B-/NR            Advanced Energy Industries, Inc., 5.25%, 11/15/06                       $   157,500
      100,000   NR/NR            Axcelis Technology, 4.25%, 1/15/07                                           88,625
      170,000   NR/NR            Brooks Automation, 4.75%, 6/1/08                                            143,650
      140,000   NR/NR            Emcore Corp., 5.0%, 5/15/06                                                  90,650
       50,000   B-/NR            FEI Company, 5.5%, 8/15/08                                                   49,688
      170,000   B/NR             LAM Research (LRCX), 4.0%, 6/1/06                                           165,112
                                                                                                         -----------
                                                                                                         $   695,225
                                                                                                         -----------

                                 SEMICONDUCTORS - 0.8%
      130,000   CCC+/NR          Conexant Systems Inc., 4.0%, 2/1/07                                     $   102,050
       70,000   NR/NR            Triquint Semiconductor, 4.0%, 3/1/07                                         57,924
                                                                                                         -----------
                                                                                                         $   159,974
                                                                                                         -----------
                                 TOTAL SEMICONDUCTORS                                                    $   855,199
                                                                                                         -----------

                                 TOTAL CONVERTIBLE CORPORATE BONDS
                                   (Cost $2,493,482)                                                     $ 2,720,295
                                                                                                         -----------

                                 ASSET BACKED SECURITIES - 1.5%
                                 BANKS - 1.3%
                                 DIVERSIFIED BANKS - 1.3%
DKK   826,637   AA-/Aa2          Nykredit, 5.0%, 10/1/19                                                 $   130,249
DKK   696,655   AA/Aa2           Nykredit, 5.0%, 10/1/35                                                     105,615
DKK    48,997   AA-/Aa2          Nykredit, 6.0%, 10/1/32                                                       7,781
                                                                                                         -----------
                                 TOTAL BANKS                                                             $   243,645
                                                                                                         -----------

                                 DIVERSIFIED FINANCIALS - 0.2%
                                 CONSUMER FINANCE - 0.2%
DKK   217,539   AA+/Aa1          RealKredit Danmark, 7.0%, 10/1/32                                       $    35,203
                                                                                                         -----------
                                 TOTAL DIVERSIFIED FINANCIALS                                            $    35,203
                                                                                                         -----------

                                 TOTAL ASSET BACKED SECURITIES
                                   (Cost $221,047)                                                       $   278,848
                                                                                                         -----------

                                 CORPORATE BONDS - 51.5%
                                 ENERGY - 3.3%
                                 OIL & GAS DRILLING - 0.9%
  275,000,000   BBB-/Baa2        Petroleos Mexicanos, 7.375%, 8/13/07                                    $   173,657
                                                                                                         -----------

                                 OIL & GAS EQUIPMENT & SERVICES - 1.2%
      150,000   BB/Ba2           Key Energy Services Inc., 6.375%, 5/1/13                                $   152,250
       76,000   B+/B3            Transmontaigne Inc., 9.125%, 6/1/10                                          80,085
                                                                                                         -----------
                                                                                                         $   232,335
                                                                                                         -----------

                                 OIL & GAS EXPLORATION & PRODUCTION - 0.8%
       80,000   B/B2             Compton Petroleum Corp., 9.9%, 5/15/09                                  $    88,000
       50,000   B/B2             Nuevo Energy Co., 9.375%, 10/1/10                                            53,875
       13,000   B/B2             Nuevo Energy Co., 9.5%, 6/1/08                                               13,634
                                                                                                         -----------
                                                                                                         $   155,509
                                                                                                         -----------

                                 OIL & GAS REFINING MARKETING & TRANSPORTATION - 0.4%
       75,000   B/B3             Tesoro Petroleum Corp., 9.625%, 11/1/08                                 $    69,375
                                                                                                         -----------
                                 TOTAL ENERGY                                                            $   630,876
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 MATERIALS - 12.4%
                                 COMMODITY CHEMICALS - 2.0%
$     100,000   BB/Ba3           Arco Chemical Co., 9.8%, 2/1/20                                         $    88,000
       25,000   BB/Ba3           Lyondell Petrochemical Co., 9.875%, 5/1/07                                   24,500
      105,000   BBB-/Ba1         Methanex Corp., 7.75%, 8/15/05                                              110,250
       75,000   BB+/Ba2          Nova Chemicals Corp., 7.0%, 5/15/06                                          79,125
       75,000   BB+/Ba2          Nova Chemicals Corp., 7.4%, 4/1/09                                           79,875
                                                                                                         -----------
                                                                                                         $   381,750
                                                                                                         -----------

                                 DIVERSIFIED CHEMICALS - 0.7%
EURO  130,000   B-/Caa1          Huntsman ICI Chemicals LLC, 10.125%, 7/1/09                             $   139,089
                                                                                                         -----------

                                 DIVERSIFIED METALS & MINING - 2.3%
      140,000   B-/B2            Freeport-McMoran Copper & Gold Inc., 7.5%,                              $   156,450
      100,000   BBB/Ba1          Kennametal Inc., 7.2%, 6/15/12                                              109,444
      150,000   BBB-/Baa3        Phelps Dodge Corp., 8.75%, 6/1/11                                           176,358
                                                                                                         -----------
                                                                                                         $   442,252
                                                                                                         -----------

                                 FERTILIZERS & AGRICULTURAL CHEMICALS - 0.3%
       45,000   B+/Ba3           Scott's Corp., 8.625%, 1/15/09                                          $    48,150
                                                                                                         -----------

                                 METAL & GLASS CONTAINERS - 1.8%
       75,000   BB/Ba3           Ball Corp., 6.875%, 12/15/12                                            $    79,500
      100,000   B+/B1            Crown Euro Holdings SA, 10.25%, 3/1/11 (144A)                               121,948
      130,000   B+/B2            Greif Brothers Corp., 8.875%, 8/1/12                                        139,750
                                                                                                         -----------
                                                                                                         $   341,198
                                                                                                         -----------

                                 PAPER PACKAGING - 1.6%
      150,000   B/B3             Constar International, 11.0%, 12/1/12                                   $   162,000
       80,000   B+/B2            Graphic Pack, 8.625%, 2/15/12                                                81,600
       10,000   B/B2             Stone Container Corp., 9.75%, 2/1/11                                         10,950
       50,000   B/B2             Stone Container Corp., 8.375%, 7/1/12                                        53,625
                                                                                                         -----------
                                                                                                         $   308,175
                                                                                                         -----------

                                 PAPER PRODUCTS - 0.5%
      100,000   B+/B2            FiberMark Inc., 10.75%, 4/15/11                                         $   100,000
                                                                                                         -----------

                                 PRECIOUS METALS & MINERALS - 0.4%
       75,000   A-/A2            Codelco Inc., 6.375%, 11/30/12 (144A)                                   $    82,601
                                                                                                         -----------

                                 SPECIALTY CHEMICALS - 2.8%
      100,000   BBB-/Baa3        Ferro Corp., 7.125%, 4/1/28                                             $    92,941
      150,000   BB-/B2           Polyone Corp., 8.875%, 5/1/12                                               133,500
      140,000   BB/Ba2           Rhodia SA, 8.0%, 6/1/10                                                     169,921
      135,000   B-/B3            United Industries Co., 9.875%, 4/1/09 (144A)                                142,425
                                                                                                         -----------
                                                                                                         $   538,787
                                                                                                         -----------
                                 TOTAL MATERIALS                                                         $ 2,382,002
                                                                                                         -----------

                                 CAPITAL GOODS - 5.6%
                                 AEROSPACE & DEFENSE - 1.3%
      100,000   CCC+/Caa2        Hexcel Corp., 9.75%, 1/15/09                                            $    99,500
      150,000   BB-/Ba3          L-3 Communications Corp., 6.125%, 7/15/13                                   151,500
                                                                                                         -----------
                                                                                                         $   251,000
                                                                                                         -----------

                                 BUILDING PRODUCTS - 0.5%
       90,000   B/B2             NCI Building Systems, Inc., 9.25%, 5/1/09                               $    96,300
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.8%
$      75,000   BB+/Ba2          Cummins Inc., 7.125%, 3/1/28                                            $    67,125
       80,000   B+/B3            NMHG Holding Co., 10.0%, 5/15/09                                             88,000
                                                                                                         -----------
                                                                                                         $   155,125
                                                                                                         -----------

                                 INDUSTRIAL MACHINERY - 3.0%
      175,000   B+/B2            JLG Industries Inc., 8.375%, 6/15/12                                    $   159,250
      125,000   B+/B2            Manitowoc Co., Inc., 10.5%, 8/1/12 (144A)                                   138,750
      125,000   BB+/Ba3          SPX Corp., 7.5%, 1/1/13                                                     135,313
      125,000   BBB-/Baa3        Timken Co., 5.75%, 2/15/10                                                  131,601
                                                                                                         -----------
                                                                                                         $   564,914
                                                                                                         -----------
                                 TOTAL CAPITAL GOODS                                                     $ 1,067,339
                                                                                                         -----------

                                 COMMERCIAL SERVICES & SUPPLIES - 0.7%
                                 ENVIRONMENTAL SERVICES - 0.4%
       75,000   B-/B3            IESI Corp., 10.25%, 6/15/12                                             $    79,500
                                                                                                         -----------

                                 OFFICE SERVICES & SUPPLIES - 0.3%
       50,000   BB-/B1           Moore North American Finance, 7.875%, 1/15/11                           $    52,125
                                                                                                         -----------
                                 TOTAL COMMERCIAL SERVICES & SUPPLIES                                    $   131,625
                                                                                                         ----------

                                 TRANSPORTATION - 1.8%
                                 AIR FREIGHT & COURIERS - 0.8%
      130,000   BB-/B1           Petroleum Helicopter, 9.375%, 5/1/09                                    $   145,763
                                                                                                         -----------

                                 AIRLINES - 0.2%
       50,000   B-/Caa1          Northwest Airlines, Inc., 8.52%, 4/7/04                                 $    39,500
                                                                                                         -----------

                                 TRANSPORTATION - 0.8%
      150,000   B+/B1            TFM SA De CV, 11.75%, 6/15/09                                           $   153,000
                                                                                                         -----------
                                 TOTAL TRANSPORTATION                                                    $   338,263
                                                                                                         -----------

                                 AUTOMOBILES & COMPONENTS - 1.3%
                                 AUTO PARTS & EQUIPMENT - 0.7%
      140,000   B+/B2            Intermet Corp., 9.75%, 6/15/09                                          $   134,400
                                                                                                         -----------

                                 AUTOMOBILE MANUFACTURERS - 0.6%
       35,000   BBB/A3           Ford Motor Credit Co., 5.8%, 1/12/09                                    $    34,785
       75,000   BBB/A2           General Motors Acceptance Corp., 8.0%, 11/1/31                               73,587
                                                                                                         -----------
                                                                                                         $   108,372
                                                                                                         -----------
                                 TOTAL AUTOMOBILES & COMPONENTS                                          $   242,772
                                                                                                         -----------

                                 CONSUMER DURABLES & APPAREL - 0.6%
                                 HOMEBUILDING - 0.6%
      100,000   BB/Ba2           Beazer Homes USA, 8.375%, 4/15/12                                       $   110,750
                                                                                                         -----------
                                 TOTAL CONSUMER DURABLES & APPAREL                                       $   110,750
                                                                                                         -----------

                                 HOTELS RESTAURANTS & LEISURE - 2.5%
                                 HOTELS, RESORTS & CRUISE LINES - 1.8%
      100,000   BBB-/Ba1         Hilton Hotels, 7.625%, 12/01/12                                         $   109,500
      125,000   B/B2             John Q Hamons Hotels, 8.875%, 5/15/12                                       131,250
      100,000   BB+/Ba1          Starwood Hotels & Resorts, 7.875%, 5/1/12                                   109,500
                                                                                                         -----------
                                                                                                         $   350,250
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 LEISURE FACILITIES - 0.7%
$     125,000   B/B2             Premier Parks, Inc., 9.75%, 6/15/07                                     $   123,750
                                                                                                         -----------
                                 TOTAL HOTELS, RESTAURANTS & LEISURE                                     $   474,000
                                                                                                         -----------

                                 MEDIA - 1.6%
                                 BROADCASTING & CABLE TV - 0.3%
       50,000   BB+/Ba1          British Sky Broadcasting, 8.2%, 7/15/09                                 $    59,250
                                                                                                         -----------

                                 MOVIES & ENTERTAINMENT - 0.4%
       75,000   BBB+/Baa1        AOL Time Warner, Inc., 6.875%, 5/1/12                                   $    85,621
                                                                                                         -----------

                                 PUBLISHING - 0.9%
       80,000   BBB-/Baa3        News America Holdings, 8.5%, 2/23/25                                    $    99,886
       75,000   NR/B2            Quebecor Media Inc., 13.75%, 7/15/11                                         62,250
                                                                                                         -----------
                                                                                                         $   162,136
                                                                                                         -----------
                                 TOTAL MEDIA                                                             $   307,007
                                                                                                         -----------

                                 RETAILING - 2.4%
                                 DEPARTMENT STORES - 0.4%
       90,000   BB+/Ba3          JC Penney Co., 7.625%, 3/1/97                                           $    80,550
                                                                                                         -----------

                                 DISTRIBUTORS - 0.5%
      105,000   B-/B3            Wesco Distribution Inc., 9.125%, 6/1/08                                 $    97,913
                                                                                                         -----------

                                 GENERAL MERCHANDISE STORES - 0.6%
      100,000   B+/B2            Central Garden & Pet Co., 9.125%, 2/1/13                                $   106,500

                                                                                                         -----------
                                 SPECIALTY STORES - 0.9%
      170,000   B+/B2            Grupo Elektra SA, 12.0%, 4/1/08 (144A)                                  $   170,850
                                                                                                         -----------
                                 TOTAL RETAILING                                                         $   455,813
                                                                                                         -----------

                                 FOOD, BEVERAGE & TOBACCO - 0.9%
                                 SOFT DRINKS - 0.9%
      160,000   BBB/Baa3         CIA Brasileira de Bebida, 10.5%, 12/15/11                               $   177,600
                                                                                                         -----------
                                 TOTAL FOOD, BEVERAGE & TOBACCO                                          $   177,600
                                                                                                         -----------

                                 HEALTH CARE EQUIPMENT & SERVICES - 2.1%
                                 HEALTH CARE DISTRIBUTORS - 1.1%
       60,000   BB+/Ba2          Omnicare Inc., 6.125%, 6/1/13                                           $    61,200
      125,000   B+/B3            Pacificare Health Systems, 10.75%, 6/1/09                                   143,438
                                                                                                         -----------
                                                                                                         $   204,638
                                                                                                         -----------

                                 HEALTH CARE EQUIPMENT - 0.3%
       40,000   BBB/Baa3         Beckman Instruments, Inc., 7.05%, 6/1/26                                $    46,567
                                                                                                         -----------

                                 HEALTH CARE FACILITIES - 0.7%
       35,000   BBB-/Ba1         Columbia HCA Healthcare Corp., 7.25%, 5/20/08                           $    38,609
      100,000   BBB-/Ba1         HCA Inc., 6.3%, 10/1/12                                                     102,236
                                                                                                         -----------
                                                                                                         $   140,845
                                                                                                         -----------
                                 TOTAL HEALTH CARE EQUIPMENT & SERVICES                                  $   392,050
                                                                                                         -----------

                                 PHARMACEUTICALS & BIOTECHNOLOGY - 0.8%
                                 PHARMACEUTICALS - 0.8%
      150,000   B+/B3            Alpharma Inc., 8.625%, 5/1/11                                           $   157,500
                                                                                                         -----------
                                 TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                                   $   157,500
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 BANKS - 0.1%
                                 DIVERSIFIED BANKS - 0.1%
$      15,000   BBB/A2           Skandinaviska Enskilda Bank, 8.125%, 9/6/49 (144A)                      $    17,284
                                                                                                         -----------
                                 TOTAL BANKS                                                             $    17,284
                                                                                                         -----------

                                 DIVERSIFIED FINANCIALS - 1.8%
                                 CONSUMER FINANCE - 0.4%
       70,000   BBB-/Baa2        Capital One Bank, 6.875%, 2/1/06                                        $    75,113
                                                                                                         -----------

                                 DIVERSIFIED FINANCIAL SERVICES - 0.9%
      175,000   BBB-/Baa2        PF Export REC Master Trust, 6.436%, 6/1/15                              $   177,188
                                                                                                         -----------

                                 SPECIALIZED FINANCE - 0.5%
       80,000   BBB-/Baa3        GATX Financial Corp., 8.875%, 6/1/09                                    $    85,957
                                                                                                         -----------
                                 TOTAL DIVERSIFIED FINANCIALS                                            $   338,258
                                                                                                         -----------

                                 INSURANCE - 1.0%
                                 MULTI-LINE INSURANCE - 1.0%
      210,000   BB-/B1           Allmerica Financial Corp., 7.625%, 10/15/25                             $   186,900
                                                                                                         -----------
                                 TOTAL INSURANCE                                                         $   186,900
                                                                                                         -----------

                                 REAL ESTATE - 4.4%
                                 REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
      185,000   BB-/Ba3          Forest City Enterprises, 8.5%, 3/15/08                                  $   194,019
                                                                                                         -----------

                                 REAL ESTATE INVESTMENT TRUSTS - 3.4%
      140,000   B-/B3            BF Saul Real Estate Investment Trust, 9.75%, 4/1/08                     $   140,000
       15,000   BBB-/Baa3        Colonial Realty Senior Note, 7.0%, 7/14/07                                   16,697
      155,000   B+/Ba3           Crescent Real Estate, 9.25%, 4/15/09                                        167,137
       90,000   BBB-/Ba1         Health Care Real Estate Investment Trust, Inc., 7.5%, 8/15/07                96,163
       40,000   BBB-/Ba1         Health Care Real Estate Investment Trust, Inc., 8.0%, 9/12/12                43,028
       30,000   BBB/Baa2         Mack-Cali Realty Corp., 7.25%, 3/15/09                                       35,199
      150,000   B-/B1            Meristar Hospitality Operation Finance Corp., 10.5%, 6/15/09 (144A)         153,375
                                                                                                         -----------
                                                                                                         $   651,599
                                                                                                         -----------
                                 TOTAL REAL ESTATE                                                       $   845,618
                                                                                                         -----------

                                 TECHNOLOGY HARDWARE & EQUIPMENT - 3.5%
                                 COMMUNICATIONS EQUIPMENt - 0.4%
      100,000   B-/Caa1          Lucent Technologies Inc., 5.5%, 11/15/08                                $    84,250
                                                                                                         -----------

                                 ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.6%
      120,000   B-/Ba3           Vestel Electronics Finance, 11.5%, 5/14/07 (144A)                       $   118,500
                                                                                                         -----------

                                 ELECTRONIC MANUFACTURING SERVICES - 0.3%
       50,000   BB-/Ba2          Sanmina-Sci Corp., 10.375%, 1/15/10                                     $    55,750
                                                                                                         -----------

                                 OFFICE ELECTRONICS - 0.5%
      120,000   B-/B3            Xerox Corp., 8.0%, 2/1/27                                               $   101,400
                                                                                                         -----------

                                 TECHNOLOGY DISTRIBUTORS - 1.7%
      200,000   BBB-/Baa3        Arrow Electronics Inc., 6.875%, 7/1/13                                  $   198,077
      110,000   BB-/Ba2          Ingram Micro Inc., 9.875%, 8/15/08 (144A)                                   118,800
                                                                                                         -----------
                                                                                                         $   316,877
                                                                                                         -----------
                                 TOTAL TECHNOLOGY HARDWARE & EQUIPMENT                                   $   676,777
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 SEMICONDUCTORS - 0.1%
$      20,000   B/B2             Fairchild Semiconductor, 10.5%, 2/1/09                                  $    22,500
                                                                                                         -----------
                                 TOTAL SEMICONDUCTORS                                                    $    22,500
                                                                                                         -----------

                                 TELECOMMUNICATION SERVICES - 2.7%
                                 INTEGRATED TELECOMMUNICATIONS SERVICES - 0.6%
       25,000   BB-/Ba3          PTC International Finance II, 10.875%, 5/1/08                           $    32,177
       75,000   B-/B3            TSI Telecommunication Services, 12.75%, 2/1/09                               74,250
                                                                                                         -----------
                                                                                                         $   106,427
                                                                                                         -----------

                                 WIRELESS TELECOMMUNICATIONS SERVICES - 2.1%
       75,000   B+/Ba3           Mobile Telesystems Finance, 10.95%, 12/21/04                            $    79,500
      105,000   BB-/B1           PTC International Finance, 11.25%, 12/1/09                                  134,870
      240,000   BB+/Ba3          Rogers Cantel, Inc., 10.5%, 6/1/06                                          189,435
                                                                                                         -----------
                                                                                                         $   403,805
                                                                                                         -----------
                                 TOTAL TELECOMMUNICATION SERVICES                                        $   510,232
                                                                                                         -----------

                                 UTILITIES - 1.9%
                                 ELECTRIC UTILITIES - 1.6%
      150,000   BBB/Ba2          CMS Panhandle, 6.5%, 7/15/09                                            $   165,750
       25,000   BBB-/Baa3        Great Lakes Power Inc., 8.3%, 3/1/05                                         26,874
       50,000   BBB+/Baa1        Public Services Co. of Colorado, 7.875%, 10/1/12 (144A)                      62,947
       50,000   BBB-/Baa3        Xcel Energy Inc., 7.0%, 12/1/10                                              57,182
                                                                                                         -----------
                                                                                                         $   312,753
                                                                                                         -----------

                                 MULTI-UTILITIES & UNREGULATED POWER - 0.3%
       50,000   B+/B1            Northwest Pipeline Corp., 8.125%, 3/1/10                                $    53,750
                                                                                                         -----------
                                 TOTAL UTILITIES                                                         $   366,503
                                                                                                         -----------

                                 TOTAL CORPORATE BONDS
                                   (Cost $9,104,123)                                                     $ 9,831,669
                                                                                                         -----------

                                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.3%
                                 GOVERNMENT - 11.3%
       85,451   AAA/Aaa          Federal Home Loan Mortgage, 6.0%, 1/1/33 to 2/1/33                      $    88,599
       99,283   AAA/Aaa          Federal National Mortgage Association, 6.0%, 12/1/31 to 11/1/32             103,217
      300,000   AAA/Aaa          Federal National Mortgage Association, 6.375%, 8/15/07                      211,964
       75,046   AAA/Aaa          Federal National Mortgage Association, 6.5%, 7/1/31 to 2/1/32                78,262
        7,527   AAA/Aaa          Federal National Mortgage Association, 7.0%, 9/1/29                           7,931
        1,039   AAA/Aaa          Federal National Mortgage Association, 7.5%, 6/1/30                           1,104
      100,000   AAA/Aaa          Government National Mortgage Association, 5.0%, TBA                         102,406
      175,000   AAA/Aaa          Government National Mortgage Association, 6.5%, TBA                         183,750
       74,592   AAA/Aaa          Government National Mortgage Association, 5.5%, 4/15/33                      77,832
      219,531   AAA/Aaa          Government National Mortgage Association, 6.0%, 3/15/33                     230,234
      409,202   AAA/Aaa          Government National Mortgage Association, 6.5%, 3/15/29 to 3/15/32          429,856
       78,757   AAA/Aaa          Government National Mortgage Association, 7.0%, 5/15/23 to 3/15/31           83,438
       65,000   AAA/Aaa          U.S. Treasury Bond, 3.0%, 7/15/12                                            73,290
      115,000   AAA/Aaa          U.S. Treasury Bond, 5.75%, 8/15/10                                          134,608
       25,000   AAA/Aaa          U.S. Treasury Bond, 6.25%, 5/15/30                                           31,123
      270,000   AAA/Aaa          U.S. Treasury Notes, 3.5%, 1/15/11                                      $   324,490
                                                                                                         -----------
                                 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                                   (Cost $2,050,376)                                                     $ 2,162,104
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

       PRINCIPAL
          AMOUNT  S&P/MOODY'S
         USD ($)  RATINGS                                                                                      VALUE
                                 FOREIGN GOVERNMENT BONDS - 15.0%
$        150,000  AAA/Aaa        Australian Government I/L, 4.0%, 8/20/15                                $   141,619
     210,000,000  B+/B2          Banco Nac De Desen Econo, 8.0%, 4/28/10                                     102,296
         475,000  AAA/Aaa        Government of Canada, 5.25%, 6/1/12                                         370,721
         410,000  AAA/Aaa        Government of Canada, 6.0%, 6/1/11                                          335,667
         100,000  BB-/B1         Federal Republic of Brazil, 11.0%, 1/11/12                                   99,500
EURO     343,000  AAA/Aaa        Government of France, 3.0%, 7/25/09                                         454,603
       1,930,000  TSY/Tsy        Government of Sweden I/L, 3.5%, 12/1/15                                     286,392
         850,000  TSY/Aaa        Government of Sweden, 8.0%, 8/15/07                                         124,842
         332,000  AA/Aa2         Province of Ontario, 5.5%, 4/23/13                                          225,776
         150,000  A-/Baa1        Republic of Chile, 5.5%, 1/15/13                                            158,700
         205,000  BB/Ba2         Republic of Columbia, 11.375%, 1/31/08                                      265,440
          50,000  BBB/Baa2       Republic of South Africa, 5.25%, 5/16/13                                     55,423
         145,000  BB/Ba2         Russia Regs., 5.0%, 3/31/30                                                 140,650
         180,000  BBB-/Baa3      United Mexican States, 8.25%, 2/24/09                                       121,115
                                                                                                         -----------
                                 TOTAL FOREIGN GOVERNMENT BONDS
                                   (Cost $2,297,720)                                                     $ 2,882,744
                                                                                                         -----------
                                 SUPERNATIONAL BONDS - 0.8%

                                 INSURANCE - 0.9%
NZD      258,000  AAA/Aaa        International Finance Corp., 6.75%, 7/15/09                             $   161,128
                                                                                                         -----------
                                 TOTAL INSURANCE                                                         $   161,128
                                                                                                         -----------

                                 TOTAL SUPERNATIONAL BONDS
                                   (Cost $113,297)                                                       $   161,128
                                                                                                         -----------

                                 SOVEREIGN ISSUES - 0.6%
                                 GOVERNMENT
          75,000  BB-/Ba2        Dominican Republic, 9.04%, 1/23/13                                      $    67,875
          50,000  BB-/Ba3        Republic of Peru, 9.875%, 2/6/15                                             54,875
                                                                                                         -----------
                                 TOTAL GOVERNMENT                                                        $   122,750
                                                                                                         -----------

                                 TOTAL SOVEREIGN ISSUES
                                   (Cost $126,415)                                                       $   122,750
                                                                                                         -----------
                                 RIGHTS/WARRANTS - 0.0%
                                 MATERIALS - 0.0%
                                 PAPER PRODUCTS - 0.0%
              25                 Asia Pulp & Paper, 3/15/05 (144A)*                                      $        --
                                                                                                         -----------
                                 TOTAL MATERIALS                                                         $        --
                                                                                                         -----------

                                 TOTAL RIGHTS/WARRANTS
                                   (Cost $0)                                                             $        --
                                                                                                         -----------

                                 MUNICIPAL BONDS - 2.7%
                                 GOVERNMENT - 2.7%
         200,000  A/A2           California State Municipal Bond, 5.25%, 2/1/28                          $   204,550
         140,000  BB-/Caa2       Chicago Illinois O' Hare International Airport, 6.45%, 5/1/18                98,028
         175,000  B/Caa2         New Jersey Economic Development Authority, 7.0%, 11/15/30                   145,665
         100,000  NR/NR          Wayne Charter County, 6.75%, 12/1/15                                         72,730
                                                                                                         -----------
                                 TOTAL GOVERNMENT                                                        $   520,973
                                                                                                         -----------

                                 TOTAL MUNICIPAL BONDS
                                   (Cost $509,830)                                                       $   520,973
                                                                                                         -----------

   The accompanying notes are an integral part of these financial statements.

    PRINCIPAL
       AMOUNT   S&P/MOODY'S
      USD ($)   RATINGS                                                                                        VALUE
                                 TEMPORARY CASH INVESTMENT - 2.5%
                                 SECURITIES LENDING COLLATERAL - 2.5%
$     477,740                    Securities Lending Investment Fund, 1.21%                              $    477,740
                                                                                                        ------------
                                 TOTAL TEMPORARY CASH INVESTMENT                                        $    477,740
                                                                                                        ------------
                                 (Cost $477,740)                                                        $    477,740
                                                                                                        ------------

  507,973,023                    TOTAL INVESTMENT IN SECURITIES - 100%
                                   (Cost $17,394,030)                                                   $ 19,158,251
                                                                                                        ============

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At June 30, 2003, the value of these securities amounted to $1,127,480 or 6.0% of total net assets.

Note: The Porfolio's investments in mortgage-backed securites of the Government Mortgage Association (GNMA) and the Federal National Mortgage Association
       (FNMA) are interests in separate pools of mortgages. All separate investments in the issuer which have the same coupon rate have been aggregated for the purpose of presentation in the schedule of investments.

Note:  Principal amounts are denominated in U.S. dollars unless otherwise noted.
DKK    Danish Kroner
NZD    New Zealand Dollar
EURO   Euro

TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an Approximate (generally plus or minus 2.5%) principal amount and no definite Maturity date period. The actual principal amount and maturity date will be Determined upon settlement when the specific mortgage pools are assigned.

   The accompanying notes are an integral part of these financial statements.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                               5/1/03
                                                                                                 TO
                                                                                               6/30/03
CLASS II (a)                                                                                 (UNAUDITED)
Net asset value, beginning of period                                                         $     10.41
                                                                                             -----------
Increase (decrease) from investment operations:
  Net investment income                                                                      $      0.11
  Net realized and unrealized gain (loss) on investments
    and foreign currency transactions                                                               0.28
                                                                                             -----------
      Net increase (decrease) from investment operations                                     $      0.39
Distributions to shareowners:
  Net investment income                                                                            (0.11)
  Net realized gain                                                                                    -
                                                                                             -----------
Net increase (decrease) in net asset value                                                   $      0.28
                                                                                             -----------
Net asset value, end of period                                                               $     10.69
                                                                                             ===========
Total return*                                                                                      15.00%
Ratio of net expenses to average net assets+                                                        1.69%**
Ratio of net investment income to average net assets+                                               7.38%**
Portfolio turnover rate                                                                               55%**
Net assets, end of period (in thousands)                                                     $       374
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                                      1.69%**
  Net investment income (loss)                                                                      7.38%**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                                                      1.69%**
  Net investment income                                                                             7.38%**

(a) Class II shares were first publicly offered May 1, 2003.
* Assumes initial investment at net asset value at the beginning of the period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of the period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEET 6/30/03 (UNAUDITED)

                                                                                                      PIONEER
                                                                                                     STRATEGIC
                                                                                                      INCOME
                                                                                                   VCT PORTFOLIO
ASSETS:
  Investment in securities, at value (including securities loaned of $467,095
    (cost $17,394,030)                                                                             $  19,158,251
  Cash                                                                                                   228,746
  Cash held as collateral for futures contracts                                                                -
  Foreign currencies, at value                                                                           204,448
  Receivables -
    Investment securities sold                                                                            92,600
    Fund shares sold                                                                                      78,896
    Variation margin                                                                                           -
    Dividends, interest and foreign taxes withheld                                                       314,998
    Forward foreign currency settlement contracts, net
    Forward foreign currency portfolio hedge contracts, open-net                                          16,325
  Due from Pioneer Investment Management, Inc.                                                                 -
  Other                                                                                                      491
                                                                                                   -------------
      Total assets                                                                                 $  20,094,755
                                                                                                   -------------
LIABILITIES:
    Payables -
    Investment securities purchased                                                                $     812,437
    Fund shares repurchased                                                                               38,196
    Dividends                                                                                              3,024
    Upon return for securities loaned                                                                    477,740
    Variation margin                                                                                           -
    Forward foreign currency settlement contracts, net                                                         -
    Forward foreign currency portfolio hedge contracts,                                                        -
  Due to bank                                                                                                  -
  Due to affiliates                                                                                       13,856
  Accrued expenses                                                                                        15,556
  Other                                                                                                        -
                                                                                                   -------------
      Total liabilities                                                                            $   1,360,809
                                                                                                   -------------
NET ASSETS:
  Paid-in capital                                                                                  $  16,666,969
  Accumulated net investment income (loss)                                                                65,701
  Accumulated undistributed net realized gain (loss)                                                     219,177
  Net unrealized gain (loss) on:
    Investments                                                                                        1,764,221
    Futures contracts                                                                                          -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                                   17,878
                                                                                                   -------------
    Total net assets                                                                               $  18,733,946
                                                                                                   -------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                                       $  18,360,299
  Shares outstanding                                                                                   1,716,031
                                                                                                   -------------
  Net asset value per share                                                                        $       10.70
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                                       $     373,647
    Shares outstanding                                                                                    34,940
                                                                                                   -------------
    Net asset value per share                                                                      $       10.69

   The accompanying notes are an integral part of these financial statements.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                                        PIONEER
                                                                                   STRATEGIC INCOME
                                                                                     VCT PORTFOLIO

                                                                                      SIX MONTHS
                                                                                         ENDED
                                                                                        6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $0)                                  $            303
  Interest (net of foreign taxes withheld of $0)                                            644,542
  Income on securities loaned, net                                                            1,059
  Other                                                                                           -
                                                                                   ----------------
      Total investment income                                                      $        645,904
                                                                                   ----------------
EXPENSES:
  Management fees                                                                  $         53,748
  Transfer agent fees                                                                           599
  Distribution fees (Class II)                                                                   21
  Administrative fees                                                                        18,596
  Custodian fees                                                                              9,381
  Professional fees                                                                          12,935
  Printing                                                                                    4,100
  Fees and expenses of nonaffiliated trustees                                                   361
  Miscellaneous                                                                               4,680
                                                                                   ----------------
    Total expenses                                                                 $        104,421
    Less management fees waived and expenses assumed
      by Pioneer Investment Management, Inc.                                                 (2,197)
    Less fees paid indirectly                                                                     -
                                                                                   ----------------
    Net expenses                                                                   $        102,224
                                                                                   ----------------
      Net investment income (loss)                                                 $        543,680
                                                                                   ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
    Investments                                                                    $        371,983
    Futures contracts                                                                             -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                     (74,178)
                                                                                   ----------------
                                                                                   $        297,805
                                                                                   ----------------
  Change in net unrealized gain or loss from:
    Investments                                                                    $      1,342,209
    Futures contracts                                                                             -
    Forward foreign currency contracts and other assets
      and liabilities denominated in foreign currencies                                      40,842
                                                                                   ----------------
                                                                                   $      1,383,051
                                                                                   ----------------
  Net gain (loss) on investments, futures contracts
    and foreign currency transactions                                              $      1,680,856
                                                                                   ================
  Net increase (decrease) in net assets resulting
    from operations                                                                $      2,224,536
                                                                                   ================

   The accompanying notes are an integral part of these financial statements.

PIONEER STRATEGIC INCOME VCT PORTFOLIO          PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  PIONEER STRATEGIC INCOME
                                                                        VCT PORTFOLIO

                                                                 SIX MONTHS
                                                                    ENDED              YEAR
                                                                   6/30/03             ENDED
                                                                 (UNAUDITED)         12/31/02
FROM OPERATIONS:
Net investment income (loss)                                   $       543,680    $       713,959
Net realized gain (loss) on investments                                297,805            138,737
Change in net unrealized gain or loss
  on investments, futures contracts and
  foreign currency transactions                                      1,383,051            332,245
                                                               ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from operations                                $     2,224,536    $     1,184,941
                                                               ---------------    ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
  Class I                                                      $      (530,696)   $      (692,603)
  Class II                                                                (616)                 -
Net realized gain
  Class I                                                                    -                  -
  Class II                                                                   -                  -
Tax return of capital
  Class I                                                                    -                  -
  Class II                                                                   -                  -
                                                               ---------------    ---------------
    Total distributions to shareowners                         $      (531,312)   $      (692,603)
                                                               ---------------    ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                               $    20,833,658    $    10,603,630
Reinvestment of distributions                                          514,597            660,491
Cost of shares repurchased                                         (18,999,907)        (4,543,210)
                                                               ---------------    ---------------
    Net increase (decrease) in net assets
      resulting from fund share transactions                   $     2,348,348    $     6,720,911
                                                               ---------------    ---------------
    Net increase (decrease) in net assets                      $     4,041,572    $     7,213,249
                                                               ---------------    ---------------
NET ASSETS:
Beginning of period                                            $    14,692,374    $     7,479,125
                                                               ---------------    ---------------
End of period                                                  $    18,733,946    $    14,692,374
                                                               ===============    ===============
Accumulated undistributed/(distributions
  in excess of) net investment income (loss)                   $        65,701    $        53,333
                                                               ===============    ===============

   The accompanying notes are an integral part of these financial statements.

PIONEER STRATEGIC INCOME VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:

   Pioneer Emerging Markets VCT Portfolio
     (Emerging Markets Portfolio)
   Pioneer Europe VCT Portfolio
     (Europe Portfolio)
   Pioneer International Value VCT Portfolio
     (International Value Portfolio)
   Pioneer Small Cap Value VCT Portfolio
     (Small Cap Value Portfolio)
   Pioneer Small Company VCT Portfolio
     (Small Company Portfolio
   Pioneer Mid Cap Value VCT Portfolio
     (Mid-Cap Value Portfolio)
   Pioneer Growth Shares VCT Portfolio
     (Growth Shares Portfolio)
   Pioneer Real Estate Shares VCT Portfolio
     (Real Estate Shares Portfolio)
   Pioneer Fund VCT Portfolio
     (Fund Portfolio)
   Pioneer Equity Income VCT Portfolio
     (Equity-Income Portfolio)
   Pioneer Balanced VCT Portfolio
     (Balanced Portfolio)
   Pioneer High Yield VCT Portfolio
     (High Yield Portfolio)
   Pioneer Strategic Income VCT Portfolio
     (Strategic Income Portfolio)
   Pioneer America Income VCT Portfolio
     (America Income Portfolio)
   Pioneer Money Market VCT Portfolio
     (Money Market Portfolio)
   Pioneer Value VCT Portfolio
     (Value Portfolio) (Class II only)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Strategic Income Portfolio is to produce a high level of current income.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FORWARD FOREIGN CURRENCY CONTRACTS

   The Portfolio enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Portfolios' financial statements. The Portfolio records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see note 9).

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Strategic Income VCT Portfolio had a capital loss carryforward of $77,621, which will expire between 2007 and 2010 if not utilized.

   The Portfolio elected to defer $25,962 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                   PIONEER
                                              STRATEGIC INCOME
                                                VCT PORTFOLIO
                                                    2002
---------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                               $         692,603
Long- Term capital gain                                       -
                                              -----------------
                                              $         692,603
Return of Capital                                             -
                                              -----------------
  Total distributions                         $         692,603
                                              -----------------
DISTRIBUTABLE EARNINGS
(ACCUMULATED LOSSES):
Undistributed ordinary income                 $          60,267
Undistributed long-term gain                                  -
Unrealized appreciation/depreciation                    428,028
                                              -----------------
  Total                                       $         488,295
                                              =================

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. All Dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 0.65% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.25% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, 13,716 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $119 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $21 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                             GROSS                GROSS             NET APPRECIATION/
                                     TAX COST             APPRECIATION         DEPRECIATION          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Strategic Income Portfolio         $  17,395,037          $  1,860,130         $   (96,916)         $      1,763,214

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $5,909,159 and $3,433,726, respectively. The cost of purchases and proceeds from sales of U.S. Government obligations for the six months ended June 30, 2003, were $909,550 and $1,043,975, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

STRATEGIC INCOME PORTFOLIO              03 SHARES              03 AMOUNT      02 SHARES          02 AMOUNT
----------------------------------------------------------------------------------------------------------
CLASS I:
Shares sold                             2,125,581          $  20,459,698      1,135,309      $  10,603,630
Reinvestment of distributions              50,012                513,986         70,392            660,491
Shares repurchased                     (1,979,558)           (18,999,891)      (487,032)        (4,543,210)
                                       -------------------------------------------------------------------
  Net decrease                            196,035          $   1,973,792        718,669      $   6,720,911
                                       ===================================================================
CLASS II:
Shares sold                                34,885          $     373,961              -      $           -
Reinvestment of distributions                  57                    611              -                  -
Shares repurchased                             (1)                   (16)             -                  -
                                       -------------------------------------------------------------------
  Net increase                             34,940          $     374,556              -      $           -
                                       ===================================================================

8. FORWARD FOREIGN CURRENCY CONTRACTS

At June 30, 2003, certain Portfolios had entered into various contracts that obligate the Portfolios to deliver currencies at specified future dates. At the maturity of a contract, the Portfolios must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Portfolio may close out such contracts by entering into an offsetting hedge contract.

As of June 30, 2003, the Portfolios' open portfolio hedges were as follows.

                                                        IN                                                  NET
                               CONTRACTS TO          EXCHANGE          SETTLEMENT                       UNREALIZED
PORTFOLIO                         DELIVER              FOR                DATE           VALUE          GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------
Strategic Income Portfolio   EURO    (830,000)      $  (970,198)         7/14/03     $   (954,446)      $    15,752
Strategic Income Portfolio   EURO     160,000       $   183,336          7/14/03     $    183,909       $       573

The Portfolio had no outstanding forward currency settlement contracts as of June 30, 2003.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   13972-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Strategic Income VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.